Investment in Associated Companies (Tables)	12 Months Ended
Dec. 31, 2021
Investment in Associated Companies
Schedule of valuation of investment in Zenlabs

In € thousand	Carrying Value
January 1, 2021	—
Initial recognition	8,502
Conversion of promissory notes (July 2021)	2,222
Capital increases (July and September 2021)	5,178
Share of loss in an associated company	(848)
December 31, 2021	15,054

Schedule of financial information for Zenlabs

In € thousand	3/10/2021 – 12/31/2021
Revenue	806
Net loss for the period	(2,907)

In € thousand	12/31/2021
Non-current assets(1)	24,255
Current assets	6,724
Preferred stock reclassification(2)	20,283
Non-current liabilities	(28,200)
Current liabilities	(756)
Shareholders’ equity	22,306

Group’s effective interest in the associate	34.8%
Group’s share in shareholders’ equity (2020: nil)	7,762
Goodwill	7,558
Currency translation difference	(266)
Investment in an associate	15,054
(1)	As the purchase price allocation is performed at each acquisition date (as of March 10, July 16 and September 27, 2021), differences occur due to the different ownership rates used in purchase price allocation and equity accounting. These differences are adjusted in Zenlabs’ summary financial statements.

(2)	Based on the Group's analysis of significant influence and investors’ current access to returns, Lilium concluded that its investment in Zenlabs is accounted for using the equity method under IAS 28 'Investment in associates and joint ventures'. However, in Zenlabs’ IFRS financial statements, the preferred stock owned by Lilium is accounted for as a financial liability based on its analysis under IAS 32 'Financial Instruments: Presentation' due to the features of preferred stock as explained above. In order to give effect to uniform accounting policies and consistency in accounting, the above-mentioned financial liability in Zenlabs’ financial statements is treated as equity in purchase price allocation and goodwill calculation.